SCHEDULE OF INVESTMENTS

International Core Equity (in thousands)	MARCH 31, 2021 (UNAUDITED)

COMMON STOCKS	Shares		Value
Australia
Financials – 1.4%
Australia and New Zealand Banking Group Ltd.	437		$9,363

Materials – 1.5%
Newcrest Mining Ltd.	521		9,664

Total Australia - 2.9%			$19,027

Brazil
Consumer Staples – 1.3%
Ambev S.A.	3,091		8,413

Total Brazil - 1.3%			$8,413

Canada
Consumer Discretionary – 2.1%
Canada Goose Holdings, Inc.(A)	165		6,486
Dollarama, Inc.	162		7,143

			13,629

Energy – 1.8%
Canadian Natural Resources Ltd.	228		7,050
Seven Generations Energy Ltd., Class A(A)	678		4,583

			11,633

Materials – 1.4%
Teck Cominco Ltd.	470		8,998

Total Canada - 5.3%			$34,260

China
Consumer Discretionary – 1.0%
Gree Electric Appliances, Inc. of Zhuhai, A Shares	703		6,718

Materials – 1.1%
Anhui Conch Cement Co. Ltd., H Shares	1,122		7,292

Total China - 2.1%			$14,010

Denmark
Industrials – 1.4%
A.P. Moller - Maersk A/S	3		6,737
A.P. Moller - Maersk A/S, Class A	1		2,362

			9,099

Total Denmark - 1.4%			$9,099

France
Consumer Discretionary – 0.0%
Faurecia S.A.(A)	—	*	—	*

Consumer Staples – 3.1%
Carrefour S.A.	704		12,745
Pernod Ricard S.A.	38		7,114

			19,859

Energy – 1.0%
Total S.A.(B)	144		6,735

Financials – 2.2%
Axa S.A.	239		6,402
BNP Paribas S.A.	125		7,614

			14,016

Industrials – 5.2%
Airbus SE	113		12,816
Compagnie de Saint-Gobain	150		8,840
Schneider Electric S.A.	65		9,914

Vinci	22	2,242

		33,812

Information Technology – 1.4%
Cap Gemini S.A.	53	8,985

Utilities – 1.7%
ENGIE	756	10,728

Total France - 14.6%		$94,135

Germany
Communication Services – 1.1%
Deutsche Telekom AG, Registered Shares	358	7,212

Consumer Staples – 1.1%
Beiersdorf Aktiengesellschaft	71	7,465

Financials – 1.2%
Munchener Ruckversicherungs-Gesellschaft AG, Registered Shares	25	7,824

Health Care – 2.4%
Merck KGaA	90	15,382

Industrials – 2.5%
Hochtief Aktiengesellschaft(B)	77	6,853
Siemens AG	55	9,003

		15,856

Information Technology – 1.2%
SAP AG	63	7,762

Materials – 1.6%
HeidelbergCement AG	117	10,591

Real Estate – 1.4%
Deutsche Wohnen AG	197	9,199

Total Germany - 12.5%		$81,291

Hong Kong
Financials – 1.0%
AIA Group Ltd.	547	6,632

Total Hong Kong - 1.0%		$6,632

India
Energy – 1.0%
Reliance Industries Ltd.	229	6,274

Total India - 1.0%		$6,274

Japan
Consumer Discretionary – 3.7%
Sekisui House Ltd.	345	7,404
Subaru Corp.	506	10,068
Zozo, Inc.	232	6,838

		24,310

Consumer Staples – 1.6%
Seven & i Holdings Co. Ltd.	256	10,335

Energy – 1.1%
Inpex Corp.	1,056	7,212

Financials – 2.3%
ORIX Corp.	494	8,342
Tokio Marine Holdings, Inc.(B)	139	6,624

		14,966

Health Care – 1.0%
Terumo Corp.	187	6,760

Industrials – 1.1%
SMC Corp.	13	7,493

Information Technology – 1.3%
Shimadzu Corp.	233	8,410

Total Japan - 12.1%		$79,486

Netherlands
Consumer Discretionary – 2.5%
Prosus N.V.	62	6,850
Stellantis N.V.(A)	503	8,893

		15,743

Health Care – 1.2%
Koninklijke Philips Electronics N.V., Ordinary Shares	131	7,462

Industrials – 1.0%
Randstad Holding N.V.	93	6,552

Total Netherlands - 4.7%		$29,757

Norway
Financials – 1.7%
DNB ASA(A)	520	11,061

Total Norway - 1.7%		$11,061

Singapore
Communication Services – 1.3%
Singapore Telecommunications Ltd.	4,729	8,579

Total Singapore - 1.3%		$8,579

South Korea
Communication Services – 1.2%
SK Telecom Co. Ltd.	31	7,652

Industrials – 1.3%
LG Corp.	109	8,740

Information Technology – 1.8%
Samsung Electronics Co. Ltd.	163	11,747

Total South Korea - 4.3%		$28,139

Spain
Financials – 1.1%
Banco Bilbao Vizcaya Argentaria S.A.	1,334	6,922

Total Spain - 1.1%		$6,922

Sweden
Health Care – 1.1%
Getinge AB	249	6,927

Industrials – 1.1%
Epiroc AB, Class A	219	4,956
Epiroc AB, Class B	99	2,057

		7,013

Total Sweden - 2.2%		$13,940

Switzerland
Health Care – 2.1%
Roche Holdings AG, Genusscheine	42	13,519

Industrials – 1.1%
Ferguson plc	61	7,324

Total Switzerland - 3.2%		$20,843

Taiwan
Information Technology – 1.0%
Largan Precision Co. Ltd.	59	6,637

Total Taiwan - 1.0%		$6,637

United Kingdom
Communication Services – 3.3%
BT Group plc	4,226	9,018
WPP Group plc	987	12,523

		21,541

Consumer Discretionary – 1.2%
Persimmon plc	194	7,855

Consumer Staples – 3.6%
British American Tobacco plc	218	8,337
Tesco plc	2,322	7,325
Unilever plc	140	7,848

		23,510

Energy – 2.4%
BP plc	1,899	7,712
Technip-Coflexip(A)	518	6,142
TechnipFMC plc(A)	224	1,728

		15,582

Financials – 3.5%
Legal & General Group plc	3,018	11,612
Lloyds Banking Group plc	6,838	4,009
Prudential plc	356	7,564

		23,185

Health Care – 3.3%
AstraZeneca plc ADR(B)	151	7,528
GlaxoSmithKline plc	512	9,083
GlaxoSmithKline plc ADR	156	5,577

		22,188

Information Technology – 0.9%
Amdocs Ltd.	86	6,028

Materials – 1.6%
Anglo American plc	264	10,362

Total United Kingdom - 19.8%		$130,251

United States
Health Care – 0.6%
Ortho Clinical Diagnostics Holdings plc(A)	213	4,119

Total United States - 0.6%		$4,119

TOTAL COMMON STOCKS – 94.1%		$612,875

(Cost: $548,417)

INVESTMENT FUNDS

United States – 1.5%
SPDR Gold Trust(A)	60	9,651

TOTAL INVESTMENT FUNDS – 1.5%		$9,651

(Cost: $7,966)

PREFERRED STOCKS

Germany
Consumer Discretionary – 2.3%
Volkswagen AG, 2.260%	53	14,842

Total Germany - 2.3%		$14,842

TOTAL PREFERRED STOCKS – 2.3%		$14,842

(Cost: $8,995)

OTHER GOVERNMENT SECURITIES(C)	Principal

Norway – 1.1%
Norway Government Bond 3.750%, 5-25-21(D)(E)	NOK59,170	6,950

TOTAL OTHER GOVERNMENT SECURITIES – 1.1%		$6,950

(Cost: $6,653)

SHORT-TERM SECURITIES	Shares

Money Market Funds(F) – 1.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.040%	2,382	2,382
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 0.010%(G)	7,031	7,031

		9,413

TOTAL SHORT-TERM SECURITIES – 1.4%		$9,413

(Cost: $9,413)

TOTAL INVESTMENT SECURITIES – 100.4%		$653,731

(Cost: $581,444)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.4)%		(2,290)

NET ASSETS – 100.0%		$651,441

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $20,000 are on loan.
(C)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.
(D)	Principal amounts are denominated in the indicated foreign currency, where applicable (NOK - Norwegian Krone).
(E)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021 the total value of these securities amounted to $6,950 or 1.1% of net assets.

(F)	Rate shown is the annualized 7-day yield at March 31, 2021.
(G)	Investment made with cash collateral received from securities on loan.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$612,875	$—	$—
Investment Funds	9,651	—	—
Preferred Stocks	14,842	—	—
Other Government Securities	—	6,950	—
Short-Term Securities	9,413	—	—

Total	$646,781	$6,950	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$581,444

Gross unrealized appreciation	103,660
Gross unrealized depreciation	(31,373)

Net unrealized appreciation	$72,287